Financial risk management - Summary of Financial Assets Subject to Offsetting (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial assets	S/ 515,800	S/ 793,361
Net amounts of financial assets presented in the consolidated statement of financial position	515,800	793,361
Financial instruments (including non-cash guarantees)	(169,050)	(279,024)
Cash guarantees received	(235,133)	(174,790)
Net amount	111,617	339,547
Financial investments, Derivatives receivable [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial assets	515,800	793,361
Net amounts of financial assets presented in the consolidated statement of financial position	515,800	793,361
Financial instruments (including non-cash guarantees)	(169,050)	(279,024)
Cash guarantees received	(235,133)	(174,790)
Net amount	S/ 111,617	S/ 339,547